10 Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 139,320	R$ 139,320
Depreciation
Ending balance	260,381	139,320	R$ 139,320
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,919
Ending balance		25,919
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,181	30,536
Ending balance		49,181	30,536
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,401	7,005
Ending balance		13,401	7,005
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,044	648
Ending balance		1,044	648
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,042	15,548
Ending balance		21,042	15,548
It equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,660	9,457
Ending balance		17,660	9,457
Library books [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,807	9,476
Ending balance		10,807	9,476
Laboratories and clinics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		663
Ending balance			663
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	117,621	29,256
Ending balance		117,621	29,256
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,706	36,731
Ending balance		3,706	36,731
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	176,303	91,648	53,403
Additions	89,832	56,964	19,554
Transfers		(525)
Business combinations	47,880	28,216	18,691
Ending balance	314,015	176,303	91,648
Cost [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Additions
Transfers	19,148
Business combinations	6,771
Ending balance	25,919
Cost [Member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,329	30,503	20,135
Additions	13,806	9,838	3,226
Transfers	1,395
Business combinations	8,973	3,988	7,142
Ending balance	68,503	44,329	30,503
Cost [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,005	2,770
Additions	672	4,235	2,770
Transfers
Business combinations	5,724
Ending balance	13,401	7,005	2,770
Cost [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	707	182	120
Additions		422
Transfers
Business combinations	508	103	62
Ending balance	1,215	707	182
Cost [Member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,438	11,897	8,357
Additions	4,550	6,976	1,023
Transfers	82
Business combinations	3,061	2,565	2,517
Ending balance	29,131	21,438	11,897
Cost [Member] | It equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,994	10,243	6,494
Additions	9,657	4,241	1,728
Transfers	367	(525)
Business combinations	2,493	2,035	2,021
Ending balance	28,511	15,994	10,243
Cost [Member] | Library books [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,139	12,838	10,016
Additions	1,012	1,205	949
Transfers
Business combinations	2,473	4,096	1,873
Ending balance	21,624	18,139	12,838
Cost [Member] | Laboratories and clinics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,049	597
Additions		34
Transfers	(1,049)
Business combinations		418	597
Ending balance		1,049	597
Cost [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,911	11,882	7,094
Additions	54,748	4,488	1,940
Transfers	23,559		2,271
Business combinations	12,787	14,541	577
Ending balance	122,005	30,911	11,882
Cost [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36,731	10,736	1,187
Additions	5,387	25,525	7,918
Transfers	(43,502)		(2,271)
Business combinations	5,090	470	3,902
Ending balance	3,706	36,731	10,736
Depriciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(36,983)	(25,885)	(20,928)
Depreciation	(16,651)	(11,545)	(4,957)
Disposals		447
Transfers
Ending balance	(53,634)	(36,983)	(25,885)
Depriciation [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Depreciation
Disposals
Transfers
Ending balance
Depriciation [Member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,793)	(9,696)	(7,810)
Depreciation	(5,065)	(4,097)	(1,886)
Disposals
Transfers	(464)
Ending balance	(19,322)	(13,793)	(9,696)
Depriciation [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Depreciation
Disposals
Transfers
Ending balance
Depriciation [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(59)	(59)	(49)
Depreciation	(112)		(10)
Disposals
Transfers
Ending balance	(171)	(59)	(59)
Depriciation [Member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,890)	(4,261)	(3,449)
Depreciation	(2,199)	(1,629)	(812)
Disposals
Transfers
Ending balance	(8,089)	(5,890)	(4,261)
Depriciation [Member] | It equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,537)	(4,489)	(3,472)
Depreciation	(4,314)	(2,495)	(1,017)
Disposals		447
Transfers
Ending balance	(10,851)	(6,537)	(4,489)
Depriciation [Member] | Library books [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,663)	(7,015)	(6,012)
Depreciation	(2,154)	(1,648)	(1,003)
Disposals
Transfers
Ending balance	(10,817)	(8,663)	(7,015)
Depriciation [Member] | Laboratories and clinics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(386)	(27)
Depreciation	(78)	(359)	(27)
Disposals
Transfers	464
Ending balance		(386)	(27)
Depriciation [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,655)	(338)	(136)
Depreciation	(2,729)	(1,317)	(202)
Disposals
Transfers
Ending balance	(4,384)	(1,655)	(338)
Depriciation [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Depreciation
Disposals
Transfers
Ending balance